Segmented Information	12 Months Ended
Jan. 31, 2026
Segmented Information
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions.

The Company has determined that it has a chief operating decision maker (“CODM”) comprised of the Company’s chief executive officer and president & chief operating officer. The CODM assesses performance for the Company and makes operating decisions based on consolidated net income and Adjusted EBITDA. The term “Adjusted EBITDA” refers to a financial measure that we define as earnings before certain charges that management considers to be non-operating expenses and which consist of interest, taxes, depreciation, amortization, stock-based compensation (for which we include related fees and taxes) and other charges (for which we include restructuring charges, acquisition-related expenses, and contingent consideration incurred due to better-than-expected performance from acquisitions). Management considers these non-operating expenses to be outside the scope of Descartes’ ongoing operations and the related expenses are not used by management to measure operations. Accordingly, these expenses are excluded from Adjusted EBITDA, which we reference to both measure our operations and as a basis of comparison of our operations from period-to-period. Adjusted EBITDA is a non-GAAP financial measure and may not be comparable to similarly titled measures reported by other companies. The CODM uses net income and Adjusted EBITDA to assess overall performance of the Company and to evaluate whether to reinvest profits or invest in acquisitions. Asset information is not regularly provided to the CODM and as such the CODM does not make decisions based on assets.

The following table provides a breakdown of the measures of profit regularly provided to the CODM:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues	728,992	651,000	572,931
Less:
Headcount-related costs, including stock compensation expense	277,666	249,887	226,897
Cost of revenues and network charges (exclusive of other items presented separately)	70,652	67,212	53,797
Third-party software and maintenance	26,191	23,066	19,908
Other segment items	57,374	54,723	63,505
Depreciation	5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
	519,014	469,876	430,082
Income from operations	209,978	181,124	142,849
Interest expense	(967)	(1,004)	(1,363)
Investment and other income	8,079	11,513	9,666
Income before taxes	217,090	191,633	151,152
Income tax expense	53,323	48,360	35,245
Net income, as reported on consolidated statements of operations	163,767	143,273	115,907

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	967	1,004	1,363
Investment and other income	(8,079)	(11,513)	(9,666)
Income tax expense	53,323	48,360	35,245
Depreciation expense	5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
Stock-based compensation and related taxes	22,007	21,098	17,005
Other charges (Note 20)	10,429	7,466	21,649
Adjusted EBITDA	329,545	284,676	247,478

Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.

The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues
United States	496,438	439,103	382,176
Europe, Middle-East and Africa	169,594	153,004	137,164
Canada	42,445	39,254	35,422
Asia Pacific	20,515	19,639	18,169
	728,992	651,000	572,931

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues
Services	677,180	590,243	520,930
Professional services and other	49,293	55,042	46,675
License	2,519	5,715	5,326
	728,992	651,000	572,931

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2026	2025
Total long-lived assets
United States	275,763	246,048
Europe, Middle-East and Africa	44,103	49,737
Canada	20,016	31,007
Asia Pacific	5,694	6,959
	345,576	333,751